Net Income (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Disclosure of detailed information about net income (loss) per share

	For the year ended December 31,
	2023	2022
Net income (loss)	$(4,633)	$3,349
Weighted average number of common shares outstanding - basic	111,154,405	108,761,894
Dilutive effect of stock options and warrants	-	1,094,752
Weighted average number of common shares outstanding - diluted	111,154,405	109,856,646
Basic earnings (loss) per share	$(0.04)	$0.03
Diluted earnings (loss) per share	$(0.04)	$0.03